Shareholders' equity - Other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Shareholders' equity
Actuarial gains and losses	$ 21	$ 1	$ 16	$ 22		$ 16
Change in fair value of investments in equity instruments	(29)	112	52	83		64
Tax effect	(7)	(25)	(20)	(32)		(19)
Currency translation adjustment generated by the parent company	(857)	(1,792)	5,808	(2,649)		8,690
Items not potentially reclassifiable to profit and loss	(872)	(1,704)	5,856	(2,576)		8,751
Currency translation adjustment	573	1,904	(4,692)	2,477		(6,709)
Unrealized gain/(loss) of the period				1,938		(6,708)
Less gain/(loss) included in net income				(539)		1
Cash flow hedge	454	937	165	1,391		(668)
Unrealized gain/(loss) of the period				1,327		(1,000)
Less gain/(loss) included in net income				(64)		(332)
Variation of foreign currency basis spread	1	4	4	5		19
Unrealized gain/(loss) of the period				1		12
Less gain/(loss) included in net income				(4)		(7)
Share of other comprehensive income of equity affiliates, net amount	63	155	(174)	218		(274)
Unrealized gain/(loss) of the period				215		(268)
Less gain/(loss) included in net income				(3)		6
Other	2	1		3		7
Tax effect	(113)	(235)	(49)	(348)		156
Sub-total items potentially reclassifiable to profit and loss	980	2,766	(4,746)	3,746		(7,469)
Total other comprehensive income (net amount)	$ 108	$ 1,062	$ 1,110	$ 1,170	$ (976)	$ 1,282